SCHEDULE OF OUTSTANDING STOCK OPTIONS (Details)	6 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	3,374,134	3,374,134	3,543,718	1,883,343
Number of stock options, Exercisable	2,751,634	2,751,634
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	543,333	543,333
Number of stock options, Exercisable	543,333	543,333
Number of stock options, Expiry date	Aug. 20, 2025
Number of stock options, Exercise price | (per share)	$ 1.09	$ 1.50
Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	33,333	33,333
Number of stock options, Exercisable	33,333	33,333
Number of stock options, Expiry date	Jan. 28, 2025
Number of stock options, Exercise price | (per share)	$ 2.19	$ 3.00
Stock option three [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	50,000	50,000
Number of stock options, Exercisable	50,000	50,000
Number of stock options, Expiry date	Jun. 03, 2026
Number of stock options, Exercise price | (per share)	$ 6.13	$ 8.40
Stock option four [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	16,677	16,677
Number of stock options, Exercisable	16,677	16,677
Number of stock options, Expiry date	Oct. 28, 2026
Number of stock options, Exercise price | (per share)	$ 5.83	$ 8.00
Stock option five [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	900,000	900,000
Number of stock options, Exercisable	562,500	562,500
Number of stock options, Expiry date	Aug. 02, 2032
Number of stock options, Exercise price | (per share)	$ 2.60	$ 3.56
Stock option six [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	300,000	300,000
Number of stock options, Exercisable	300,000	300,000
Number of stock options, Expiry date	Aug. 21, 2032
Number of stock options, Exercise price | (per share)	$ 2.92	$ 4.00
Stock option seven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	804,125	804,125
Number of stock options, Exercisable	804,125	804,125
Number of stock options, Expiry date	Jan. 04, 2033
Number of stock options, Exercise price | (per share)	$ 1.20	$ 1.65
Stock option eight [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	100,000	100,000
Number of stock options, Exercisable	100,000	100,000
Number of stock options, Expiry date	Nov. 25, 2027
Number of stock options, Exercise price | (per share)	$ 1.48	$ 2.01
Stock option nine [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	365,000	365,000
Number of stock options, Exercisable	165,000	165,000
Number of stock options, Expiry date	Apr. 18, 2033
Number of stock options, Exercise price | (per share)	$ 1.17	$ 1.60
Stock option ten [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	111,666	111,666
Number of stock options, Exercisable	86,666	86,666
Number of stock options, Expiry date	Jun. 28, 2028
Number of stock options, Exercise price | (per share)	$ 1.79	$ 2.45
Stock option eleven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	150,000	150,000
Number of stock options, Exercisable	90,000	90,000
Number of stock options, Expiry date	Sep. 20, 2033
Number of stock options, Exercise price | (per share)	$ 1.60	$ 2.20